Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Business	Jun. 30, 2012	Jul. 31, 2011 UCI International and Autoparts Holding [Member]
Related Party Transaction [Line Items]
Costs incurred	$ 1.7	$ 10.0	$ 11.4	$ 15.7
Initial term of agreement					1 year
Additional renewal period					1 year
Agreement termination period due to prior written notice					120 days
Number of related businesses			2
Percentage of transfer price markup			10.00%